Leases - Future Annual Minimum Lease Payments (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Future annual minimum lease payments
2022	$ 1,203
2023	1,190
2024	1,007
2025	952
2026	935
Thereafter	1,346
Total	$ 6,633